UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E Wisconsin Avenue, Fl 4
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March  31

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.
HODGES FUND

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 85.8%

Air Transportation: 4.6%
250,000	United Continental Holdings, Inc. *	$6,082,500

Apparel Manufacturing: 5.8%
360,500	Crocs, Inc. *	5,822,075
965,900	Heelys, Inc. *1	1,844,869
		7,666,944
Food Services: 13.5%
650,000	Krispy Kreme Doughnuts, Inc. *	4,153,500
1,345,000	Luby's, Inc. *1, 2	9,011,500
400,000	Rocky Mountain Chocolate Factory, Inc.1, 2	4,644,000
		17,809,000
General Manufacturing: 10.4%
550,000	A.T. Cross Co. - Class A *1, 2	5,428,500
150,000	Texas Industries, Inc.	5,851,500
100,000	Trinity Industries, Inc.	2,498,000
		13,778,000
Internet Services: 3.3%
160,000	Ancestry.com, Inc. *	4,404,800

Mining, Oil & Gas Extraction: 18.0%
80,000	Freeport-McMoRan Copper & Gold, Inc.	2,725,600
200,000	Halliburton Co.	5,678,000
1,900,000	HyperDynamics Corp. *	1,592,390
100,000	National Oilwell Varco, Inc.	6,444,000
1,100,000	SandRidge Energy, Inc. *	7,359,000
		23,798,990
Movie Production & Theaters: 3.0%
175,000	Cinemark Holdings, Inc.	3,998,750

Publishing Industries: 10.8%
1,020,000	A.H. Belo Corp. - Class A1	4,100,400
1,574,000	Belo Corp.	10,136,560
		14,236,960
Rail Transportation: 4.5%
50,000	Union Pacific Corp.	5,965,500

Retail Trade: 3.4%
300,000	Chico's FAS, Inc.	4,452,000

Transportation Equipment: 8.5%
100,000	The Boeing Co.	7,430,000
40,000	Cummins, Inc.	3,876,400
		11,306,400
TOTAL COMMON STOCKS
(Cost $112,609,808)		113,499,844

PARTNERSHIP & TRUST: 13.2%

Land Ownership & Leasing: 13.2%
305,100	Texas Pacific Land Trust1	17,466,975

TOTAL PARTNERSHIP & TRUST
(Cost $9,090,102)		17,466,975

Contracts (100 shares per contract)
CALL OPTIONS PURCHASED: 1.2%

Basic Materials Manufacturing: 0.0%3
1,000	United States Steel Corp.,*
	Expiration: July, 2012, Exercise Price: $26.00	4,000

Internet Services: 0.5%
250	Ancestory.com, Inc.,*
	Expiration: January, 2013, Exercise Price: $20.00	217,500
500	Ebay, Inc.,*
	Expiration: October, 2012, Exercise Price: $34.00	446,250
		663,750
Machinery: 0.7%
500	Coinstar, Inc.,*
	Expiration: October, 2012, Exercise Price: $50.00	970,000

TOTAL CALL OPTIONS PURCHASED
(Cost $2,068,751)		1,637,750

Shares
SHORT-TERM INVESTMENT: 0.1%

Money Market Fund: 0.1%
74,523	Fidelity Money Market Portfolio - Select Class, 0.13%4	74,523

TOTAL SHORT-TERM INVESTMENT
(Cost $74,523)		74,523

TOTAL INVESTMENTS IN SECURITIES: 100.3%
(Cost $123,843,184)		132,679,092
Liabilities in Excess of Other Assets: (0.3)%		(345,977)
TOTAL NET ASSETS: 100.0%		$132,333,115

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of June 30, 2012, the total market value of the investments considered illiquid were $5,019,730 or 3.8% of total net assets.
3	Less than 0.05%.
4	7-day yield as of June 30, 2012.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments		$123,843,184
Gross unrealized appreciation		26,116,812
Gross unrealized depreciation		(17,280,904)
Net unrealized appreciation		$8,835,908

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Fund
Summary of Fair Value Exposure at June 30, 2012 (Unaudited)

The Hodges Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total

Common Stocks ^	$113,499,844	$-	$-	$113,499,844
Partnership & Trust^	17,466,975	-	-	17,466,975
Call Options Purchased^	-	1,637,750	-	1,637,750
Short-Term Investment	74,523	-	-	74,523
Total Investments	$131,041,342	$1,637,750	$-	$132,679,092

^ See Schedule of Investments for industry breakouts.

HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 90.3%

Air Transportation: 3.4%
250,000	Jetblue Airways Corp. *	$1,325,000
350,000	U.S. Airways Group, Inc. *	4,665,500
		5,990,500
Apparel Manufacturing: 3.5%
165,000	Crocs, Inc. *	2,664,750
120,000	G-III Apparel Group Ltd. *	2,842,800
300,000	Heelys, Inc. *1	573,000
		6,080,550
Automotive Retail: 0.1%
3,800	America's Car-Mart, Inc. *	147,630

Basic Materials Manufacturing: 2.8%
35,000	Eagle Materials, Inc.	1,306,900
250,000	FSI International, Inc. *	897,500
250,000	U.S. Silica Holdings, Inc. *	2,815,000
		5,019,400
Computer & Electronic Products: 7.3%
55,000	Cardtronics, Inc. *	1,661,550
150,000	Cirrus Logic, Inc. *	4,482,000
30,000	FARO Technologies, Inc. *	1,262,400
156,600	Interphase Corp. *	685,908
170,000	Kulicke & Soffa Industries, Inc. *	1,516,400
250,000	Omnivision Technologies, Inc. *	3,340,000
		12,948,258
Construction: 1.3%
190,000	Primoris Services Corp.	2,280,000

Depository Credit Intermediation: 3.1%
50,000	Texas Capital BancShares, Inc. *	2,019,500
220,000	ViewPoint Financial Group, Inc.	3,440,800
		5,460,300
Electrical Equipment: 2.5%
50,000	AZZ, Inc.	3,063,000
150,000	Zoltek Companies, Inc. *	1,354,500
		4,417,500
Financial Services: 2.0%
175,000	Jefferies Group, Inc.	2,273,250
55,000	Southside Bancshares, Inc.	1,236,400
		3,509,650
Food & Beverage Products: 5.2%
60,000	Cal-Maine Foods, Inc.	2,346,000
120,000	Dean Foods Co. *	2,043,600
500,000	Smart Balance, Inc. *	4,695,000
		9,084,600
Food Services: 5.0%
160,000	Bravo Brio Restaurant Group, Inc. *	2,852,800
45,000	Cracker Barrel Old Country Store, Inc.	2,826,000
375,000	Krispy Kreme Doughnuts, Inc. *	2,396,250
300,000	Pizza Inn Holdings, Inc. *	810,000
		8,885,050
Freight Transportation: 2.0%
165,000	Saia, Inc. *	3,611,850

Furniture Manufacturing: 1.2%
230,000	Steelcase, Inc.	2,076,900

General Manufacturing: 8.8%
230,000	A.T. Cross Co. - Class A *1	2,270,100
170,000	Encore Wire Corp.	4,552,600
35,000	Texas Industries, Inc.	1,365,350
130,000	Trinity Industries, Inc.	3,247,400
110,000	Westport Innovations, Inc. *	4,042,500
		15,477,950
Government Services: 1.8%
140,000	The Geo Group, Inc. *	3,180,800

Hotels, Restaurants & Leisure: 0.8%
30,000	Vail Resorts, Inc.	1,502,400

Insurance: 0.4%
100,000	Hallmark Financial Services, Inc. *	780,000

Internet Services: 4.3%
95,000	Ancestry.com, Inc. *	2,615,350
40,000	Liquidity Services, Inc. *	2,047,600
250,000	Points International Ltd. *	2,992,500
		7,655,450
Machinery: 5.1%
110,000	Alamo Group, Inc.	3,450,700
60,000	Coinstar, Inc. *	4,119,600
120,000	Manitowoc, Inc.	1,404,000
		8,974,300
Mining, Oil & Gas Extraction: 7.8%
110,000	Atwood Oceanics, Inc. *	4,162,400
140,000	Crosstex Energy, Inc.	1,960,000
240,000	Kodiak Oil & Gas Corp. *	1,970,400
110,000	Oasis Petroleum, Inc. *	2,659,800
450,000	SandRidge Energy, Inc. *	3,010,500
		13,763,100
Movie Production & Theaters: 2.1%
160,000	Cinemark Holdings, Inc.	3,656,000

Natural Gas Distribution: 0.4%
50,000	Clean Energy Fuels Corp. *	775,000

Petroleum Products: 1.4%
450,000	Aegean Marine Petroleum Network, Inc.	2,407,500

Publishing Industries: 1.5%
400,000	Belo Corp.	2,576,000

Rail Transportation: 1.2%
30,000	Kansas City Southern	2,086,800

Retail Trade: 12.8%
200,000	Chico's FAS, Inc.	2,968,000
130,000	Conn's, Inc. *	1,924,000
85,000	Group 1 Automotive, Inc.	3,876,850
35,000	Hibbett Sports, Inc. *	2,019,850
70,000	Jos. A. Bank Clothiers, Inc. *	2,972,200
75,000	Sally Beauty Holdings, Inc. *	1,930,500
150,000	Shoe Carnival, Inc. *	3,223,500
120,000	Titan Machinery, Inc. *	3,644,400
		22,559,300
Software Publishers: 0.7%
300,000	Mitek Sys, Inc. *	1,167,000

Technology: 1.1%
35,000	Computer Programs & Systems, Inc.	2,002,700

Transportation & Warehousing: 0.7%
25,000	Kirby Corp. *	1,177,000

TOTAL COMMON STOCKS
(Cost $147,758,467)		159,253,488

PARTNERSHIPS & TRUSTS: 4.5%

Land Ownership & Leasing: 2.8%
85,000	Texas Pacific Land Trust1	4,866,250

Real Estate Investment Trust: 1.7%
650,000	FelCor Lodging Trust, Inc. *	3,055,000

TOTAL PARTNERSHIPS & TRUSTS
(Cost $5,618,200)		7,921,250

SHORT-TERM INVESTMENTS: 4.7%

Money Market Funds: 4.7%
6,778,302	Fidelity Money Market Portfolio - Select Class, 0.13%2	6,778,302
1,603,874	Invesco STIC Portfolio - Institional Class, 0.08%2	1,603,874
		8,382,176
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,382,176)		8,382,176

TOTAL INVESTMENTS IN SECURITIES: 99.5%
(Cost $161,758,843)		175,556,914
Other Assets in Excess of Liabilities: 0.5%		801,174
TOTAL NET ASSETS: 100.0%		$176,358,088

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	7-day yield as of June 30, 2012.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments		$161,801,714
Gross unrealized appreciation		21,777,867
Gross unrealized depreciation		(8,022,667)
Net unrealized appreciation		$13,755,200

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Small Cap Growth Fund
Summary of Fair Value Exposure at June 30, 2012 (Unaudited)

The Hodges Small Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.   U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total

Common Stocks ^	$159,253,488	$-	$-	$159,253,488
Partnerships & Trusts^	7,921,250	-	-	7,921,250
Short-Term Investments	8,382,176	-	-	8,382,176
Total Investments	$175,556,914	$-	$-	$175,556,914

^ See Schedule of Investments for industry breakouts.

HODGES BLUE CHIP 25 FUND

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited)

Shares			Value
COMMON STOCKS: 93.9%

Basic Materials Manufacturing: 0.9%
2,700		United States Steel Corp.	$55,620

Communications Equipment Manufacturing: 1.8%
2,000		QUALCOMM, Inc.	111,360

Computer & Electronic Products: 4.7%
1,500		International Business Machines Corp.	293,370

Entertainment: 1.8%
2,300		Walt Disney Co.	111,550

Food & Beverage Products: 9.7%
4,000		The Coca-Cola Co.	312,760
4,000		The Hershey Co.	288,120
			600,880
Investment Brokerage: 4.3%
1,000		CME Group, Inc.	268,110

Media: 3.1%
4,000		DIRECTV *	195,280

Medical Equipment Manufacturing: 7.8%
875		Intuitive Surgical, Inc. *	484,566

Mining, Oil & Gas Extraction: 17.5%
1,200		EOG Resources, Inc.	108,132
11,000		Halliburton Co.	312,290
4,000		National Oilwell Varco, Inc.	257,760
2,500		Schlumberger Ltd.	162,275
5,500		Transocean Ltd.	246,015
			1,086,472
Petroleum Products: 6.0%
1,500		Chevron Corp.	158,250
2,500		Exxon Mobil Corp.	213,925
			372,175
Pharmaceuticals: 4.3%
4,000		Johnson & Johnson	270,240

Rail Transporation: 3.8%
2,000		Union Pacific Corp.	238,620

Retail Trade: 18.7%
4,000		Costco Wholesale Corp.	380,000
7,500		The Home Depot, Inc.	397,425
5,500		Wal-Mart Stores, Inc.	383,460
			1,160,885
Software Publishers: 4.7%
9,500		Microsoft Corp.	290,605

Transportation Equipment: 4.8%
4,000		The Boeing Co.	297,200

TOTAL COMMON STOCKS
(Cost $5,256,439)			5,836,933

PARTNERSHIP & TRUST: 4.6%

Land Ownership & Leasing: 4.6%
5,000		Texas Pacific Land Trust1	286,250

TOTAL PARTNERSHIP & TRUST
(Cost $169,793)			286,250

SHORT-TERM INVESTMENT: 1.3%

Money Market Fund: 1.3%
78,340		Fidelity Money Market Portfolio - Select Class, 0.13%2	78,340

TOTAL SHORT-TERM INVESTMENT
(Cost $78,340)			78,340

TOTAL INVESTMENTS IN SECURITIES: 99.8%
(Cost $5,504,572)			6,201,523
Other Assets in Excess of Liabilities: 0.2%			11,206
TOTAL NET ASSETS: 100.0%			$6,212,729

	*	Non-income producing security.
	1	Affiliated company as defined by the Investment Company Act of 1940.
	2	7-day yield as of June 30, 2012.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments			$5,504,583
Gross unrealized appreciation			1,148,380
Gross unrealized depreciation			(451,440)
Net unrealized appreciation			$696,940

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Blue Chip 25 Fund
Summary of Fair Value Exposure at June 30, 2012 (Unaudited)

The Hodges Blue Chip 25 Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total

Common Stocks ^	$5,836,933	$-	$-	$5,836,933
Partnership & Trust^	286,250	-	-	286,250
Short-Term Investment	78,340	-	-	78,340
Total Investments	$6,201,523	$-	$-	$6,201,523

^ See Schedule of Investments for industry breakouts.

HODGES EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited)

Shares			Value
COMMON STOCKS: 94.3%

Advertising & Public Relations: 1.5%
15,000		National Cinemedia, Inc.	$227,550

Chemical Manufacturing: 4.6%
7,000		E.I. du Pont de Nemours & Co.	353,990
6,000		Procter & Gamble Co.	367,500
			721,490
Computer & Electronic Products: 11.7%
20,000		Intel Corp.	533,000
3,000		International Business Machines Corp.	586,740
50,000		Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	698,000
			1,817,740
Conglomerates: 3.3%
25,000		General Electric Co.	521,000

Food & Beverage Products: 6.8%
9,000		The Coca-Cola Co.	703,710
5,000		Pepsico, Inc.	353,300
			1,057,010
Food Service: 3.4%
6,000		McDonald's Corp.	531,180

General Manufacturing: 4.9%
4,000		Caterpillar, Inc.	339,640
5,000		Kimberly-Clark Corp.	418,850
			758,490
Mining, Oil & Gas Extraction: 10.2%
8,000		Cliffs Natural Resources, Inc.	394,320
4,500		Diamond Offshore Drilling, Inc.	266,085
8,000		Freeport-McMoRan Copper & Gold, Inc.	272,560
4,000		Targa Resources Corp.	170,800
11,000		Transocean Ltd.	492,030
			1,595,795
Movie Production & Theaters: 2.9%
20,000		Cinemark Holdings, Inc.	457,000

Petroleum Products: 8.3%
8,000		BP PLC - ADR	324,320
3,500		Chevron Corp.	369,250
7,000		Exxon Mobil Corp.	598,990
			1,292,560
Pharmaceuticals: 10.6%
5,000		Abbott Laboratories	322,350
5,000		Eli Lilly & Co.	214,550
8,500		Johnson & Johnson	574,260
13,000		Merck & Co., Inc.	542,750
			1,653,910
Rail Transportation: 4.7%
2,000		Norfolk Southern Corp.	143,540
5,000		Union Pacific Corp.	596,550
			740,090
Retail Trade: 3.1%
9,000		The Home Depot, Inc.	476,910

Software Publishers: 3.3%
17,000		Microsoft Corp.	520,030

Telecommunications: 7.7%
15,000		AT&T, Inc.	534,900
15,000		Verizon Communications, Inc.	666,600
			1,201,500
Transportation Equipment: 1.9%
4,000		The Boeing Co.	297,200

Utilities: 5.4%
12,000		CenterPoint Energy, Inc.	248,040
16,000		Duke Energy Corp.	368,960
6,000		Exelon Corp.	225,720
			842,720
TOTAL COMMON STOCKS
(Cost $12,973,508)			14,712,175

PARTNERSHIP & TRUST: 2.8%

Real Estate Investment Trust: 2.8%
16,000		Mesabi Trust	439,840

TOTAL PARTNERSHIP & TRUST
(Cost $430,526)			439,840

Principal
CORPORATE BOND: 1.6%

General Manufacturing: 1.6%
$ 250,000		Texas Industries, Inc.
		9.250%, 8/15/2020	251,250

TOTAL CORPORATE BOND
(Cost $223,863)			251,250

Shares
SHORT-TERM INVESTMENT: 1.4%

Money Market Fund: 1.4%
224,142		Fidelity Money Market Portfolio - Select Class, 0.13%1	224,142

TOTAL SHORT-TERM INVESTMENT
(Cost $224,142)			224,142

TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $13,852,039)			15,627,407
Liabilities in Excess of Other Assets: (0.1)%			(15,396)
TOTAL NET ASSETS: 100.0%			$15,612,011

	ADR	American Depository Receipt
	1	7-day yield as of June 30, 2012.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments			$13,852,039
Gross unrealized appreciation			2,115,121
Gross unrealized depreciation			(339,753)
Net unrealized appreciation			$1,775,368

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Equity Income Fund
Summary of Fair Value Exposure at June 30, 2012 (Unaudited)

The Hodges Equity Income Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total

Common Stocks ^	$14,712,175	$-	$-	$14,712,175
Partnership & Trust^	439,840	-	-	439,840
Corporate Bond^	-	251,250	-	251,250
Short-Term Investment	224,142	-	-	224,142
Total Investments	$15,376,157	$251,250	$-	$15,627,407

^ See Schedule of Investments for industry breakouts.

HODGES PURE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 95.2%

Air Transportation: 6.3%
38,000	Delta Air Lines, Inc. *	$416,100

Apparel Manufacturing: 11.3%
20,000	Crocs, Inc. *	323,000
10,000	G-III Apparel Group Ltd. *	236,900
95,000	Heelys, Inc. *1	181,450
		741,350
Broadcasting: 2.1%
75,000	Sirius XM Radio, Inc. *	138,750

Computer & Electronic Products: 2.0%
217,379	Intrusion, Inc. *1,2	130,428

Construction: 8.2%
50,000	PulteGroup, Inc. *	535,000

Food & Beverage Products: 6.4%
45,000	Smart Balance, Inc. *	422,550

Food Services: 13.3%
75,000	Krispy Kreme Doughnuts, Inc. *	479,250
59,000	Luby's, Inc. *1	395,300
		874,550
General Manufacturing: 8.8%
13,500	Encore Wire Corp.	361,530
5,500	Texas Industries, Inc.	214,555
		576,085
Internet Services: 0.9%
2,000	Facebook, Inc. *	62,240

Mineral Extraction: 2.4%
14,000	Harry Winston Diamond Corp. *	159,040

Mining, Oil & Gas Extraction: 17.3%
6,000	Chesapeake Energy Corp.	111,600
73,000	HyperDynamics Corp. *	61,181
70,000	SandRidge Energy, Inc. *	468,300
11,000	Transocean Ltd.	492,030
		1,133,111
Petroleum Products: 3.1%
5,000	BP PLC - ADR	202,700

Publishing Industries: 8.6%
60,000	A.H. Belo Corp. - Class A1	241,200
50,000	Belo Corp.	322,000
		563,200
Retail Trade: 4.5%
20,000	Chico's FAS, Inc.	296,800

TOTAL COMMON STOCKS
(Cost $6,174,039)		6,251,904

PARTNERSHIP & TRUST: 4.4%

Land Ownership & Leasing: 4.4%
5,000	Texas Pacific Land Trust1	286,250

TOTAL PARTNERSHIP & TRUST
(Cost $170,372)		286,250

SHORT-TERM INVESTMENT: 0.0%3

Money Market Fund: 0.0%
289	Fidelity Money Market Portfolio - Select Class, 0.13%4	289

TOTAL SHORT-TERM INVESTMENT
(Cost $289)		289

TOTAL INVESTMENTS IN SECURITIES: 99.6%
(Cost $6,344,700)		6,538,443
Other Assets in Excess of Liabilities: 0.4%		25,491
TOTAL NET ASSETS: 100.0%		$6,563,934

ADR	American Depository Receipt
*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of June 30, 2012, the total market value of the investments considered illiquid were $123,882 or 1.9% of total net assets.
3	Less than 0.05%.
4	7-day yield as of June 30, 2012.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments	$6,344,700
Gross unrealized appreciation	807,141
Gross unrealized depreciation	(613,398)
Net unrealized appreciation	$193,743

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Pure Contrarian Fund
Summary of Fair Value Exposure at June 30, 2012 (Unaudited)

The Hodges Pure Contrarian Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total

Common Stocks ^	$6,251,904	$-	$-	$6,251,904
Partnership & Trust^	286,250	-	-	286,250
Short-Term Investment	289	-	-	289
Total Investments	$6,538,443	$-	$-	$6,538,443

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title       /s/Eric W. Falkeis
Eric W. Falkeis, President

Date    August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Eric W. Falkeis
Eric W. Falkeis, President

Date    August 27, 2012

By (Signature and Title)*    /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date    August 21, 2012

* Print the name and title of each signing officer under his or her signature.